91-577

For Internal Use Only SEC File No. 91- [redacted]	File no. Submit 1 Original And 9 Copies	OMB Approval No.: 3235-0504 Expires 07/31/20xx Estimated average burden per response: 2.00

05072216

SECURITIES AND EXCHANGE COMMISSION RECEIVED NOV 17 2005

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

DIVISION OF MARKET REGULATION

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end management investment company.

3. Class of New Derivative Securities Product:
Index Fund Shares listed under Amex Rules 1000A *et seq.*

4. Name of Underlying Instrument:

Fund	Underlying Index
streetTracks®DJ Wilshire Large Cap ETF	Dow Jones Wilshire Large Cap Index
streetTracks®DJ Wilshire Mid Cap ETF	Dow Jones Wilshire Mid Cap Index
streetTracks®DJ Wilshire Mid Cap Growth ETF	Dow Jones Wilshire Mid Cap Growth Index
streetTracks®DJ Wilshire Mid Cap Value ETF	Dow Jones Wilshire Mid Cap Value Index
streetTracks®DJ Wilshire Small Cap ETF	Dow Jones Wilshire Small Cap Index
streetTracks®KBW Bank ETF	KBW Bank Index
streetTracks®KBW Capital Markets ETF	KBW Capital Markets Index
streetTracks®KBW Insurance ETF	KBW Insurance Index
SPDR® Dividend ETF	S&P® High Yield Dividend Aristocrats Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based:
Broad-Based

6. Ticker Symbol(s) of New Derivative Product:

streetTracks®DJ Wilshire Large Cap ETF	ELR
streetTracks®DJ Wilshire Mid Cap ETF	EMM
streetTracks®DJ Wilshire Mid Cap Growth ETF	EMG
streetTracks®DJ Wilshire Mid Cap Value ETF	EMV
streetTracks®DJ Wilshire Small Cap ETF	DSC
streetTracks®KBW Bank ETF	KBE
streetTracks®KBW Capital Markets ETF	KCE
streetTracks®KBW Insurance	KIE
SPDR® Dividend ETF	SDY

PROCESSED
NOV 25 2005
THOMSON FINANCIAL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
For all funds the underlying instruments trade on the American Stock Exchange, New York Stock Exchange and Nasdaq Stock Market. In addition, the KBW Capital Markets Index, includes one security that trades on the Pacific Stock Exchange.

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	November 17, 2005

8. Settlement Methodology of New Derivative Securities Product: Regular-way trades on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit Size Aggregations, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the prospectus.	
9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.	
Part II	**Execution**
The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards. Name of Official Responsible for Form: Dennis J. Meekins	
Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	[signature]
Date: 11/16/05	

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	November 17, 2005

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

NOV 17 2005

DIVISION OF MARKET REGULATION

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

November 16, 2005

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the following funds:

Fund Name	Ticker
streetTracks®DJ Wilshire Large Cap ETF	ELR
streetTracks®DJ Wilshire Mid Cap ETF	EMM
streetTracks®DJ Wilshire Mid Cap Growth ETF	EMG
streetTracks®DJ Wilshire Mid Cap Value ETF	EMV
streetTracks®DJ Wilshire Small Cap ETF	DSC
streetTracks®KBW Bank ETF	KBE
streetTracks®KBW Capital Markets ETF	KCE
streetTracks®KBW Insurance	KIE
SPDR® Dividend ETF	SDY

All of which are listed pursuant to Amex Rules 1000A *et seq.*

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	November 17, 2005